SHARE BASED COMPENSATION (Schedule of Restricted stock ) (Details) - Restricted stock [Member]	1 Months Ended	12 Months Ended
	Nov. 22, 2018 $ / shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2016 ¥ / shares shares
Shares
Outstanding at beginning of year (in shares)		196,637	415,521
Granted (in shares)		493,059	0
Issued (in shares)		(409,350)	(216,259)
Forfeited or expired (in shares)		(7,027)	(2,625)
Outstanding at end of year (in shares)		273,319	196,637	415,521
Shares vested but not issued at end of year (in shares)		34,962	49,500
Grant-date fair value
Outstanding at beginning of year | ¥ / shares		¥ 20.50	¥ 22.28
Granted | (per share)	$ 2.70	18.56	0
Issued | ¥ / shares		19.40	21.25
Forfeited or expired | ¥ / shares		21.51	20.36
Outstanding at end of year | ¥ / shares		19.31	20.50	¥ 22.28
Shares vested but not issued at end of year | ¥ / shares		¥ 22.51	¥ 21.44
Weighted Average Remaining Contractual Term
Outstanding at beginning of year		3 years 4 days	1 year 3 months 14 days	1 year 10 months 20 days
Granted		3 years 10 months 24 days	0 years
Forfeited or expired		2 years 1 month 10 days	1 year 5 months 19 days
Shares vested but not issued at the end of the period		0 years	0 years
Outstanding at end of year		3 years 4 days	1 year 3 months 14 days	1 year 10 months 20 days